SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	0.56%	0.51%
Inventory write-offs	$ 4,560	$ 1,835	$ 1,385
Impairment of long-lived assets held for use
Impairment of intangible assets
Reserve for sales returns	1,147	892
Advertising expenses	1,131	973	1,002
Severance expense	2,092	2,070	1,486
Allowance for doubtful accounts	707	441
Grants participations excluded from research and development costs	984	1,051	2,855
Prior period other receivables and prepaid expenses reclassified to noncurrent assets	$ 572
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	5.70%	5.70%	5.70%